Income Taxes - Reconciliation of Income Taxes at Statutory Rates (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net profit (loss) for the year	$ 1,182,308	$ (56,863,922)
Statutory rate	27.00%	26.75%
Expected income tax (recovery)	$ 319,000	$ (15,211,000)
Permanent differences	5,165,000	1,431,000
Impact of flow-through shares	496,000	580,000
Share issuance costs		(1,276,000)
Adjustment to prior years provision versus statutory tax returns	(8,000)	(597,000)
Change in unrecognized deductible temporary differences and other	(6,281,000)	15,040,000
Total	$ (309,000)	$ (33,000)